Restricted net assets (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2022 USD ($)
Restricted net assets
Minimum percentage of after-tax profit required transferred by Chinese subsidiaries to statutory general reserve fund	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund	50.00%
Net assets subject to restriction	¥ 8,517.6		$ 1,234.9
Percentage of restricted net assets exceeded the consolidated net assets		25.00%